COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the normal course of business. As of June 30, 2022, the following litigations were pending. None of the below is expected to have a material financial or operational impact.

Solgar Inc. is suing SkyPharm SA for product homogeneity regarding the nutraceutical line “Sky Premium Life”. As a result, Solgar requested the prohibition for SkyPharm to manufacture, import and sell, market or in any way possess and distribute, including Internet sales and advertise in any way in the Greek market of “Sky Premium Life” due to homogeneity with Solgar’s products. Lawsuit with data no 4545/2021 of the company “Solgar Inc.” against SkyPharm before the Court of First Instance of Thessaloniki, according to which Solgar Inc. requests to prohibit SkyPharm SA’s use of the nutraceutical line “Sky Premium Life” packages as its characteristics are similar to Solgar Inc.’s and is also seeking the withdrawal of existing ones from the market. Solgar Inc. has further requested to be awarded compensation for non-pecuniary damage amounting to 20,000€ (financial obligation). The case was heard on January 28, 2022 and the Company is awaiting a decision.

Compilation and submission of a memorandum against the National Medicines Agency with no. 127351/16.12.2021 document. On July 22, 2015, the National Medicines Agency approved the license of wholesale sale of pharmaceutical products of the pharmaceutical company under the name SkyPharm SA with set validity at five years and an expiration date of July 22, 2020. Subsequently, SkyPharm SA on June 15, 2020, legally and timely submitted the application for renewal of the wholesale license of pharmaceutical products to the National Medicines Agency even though the period under review is characterized by the COVID - 19 pandemic The National Medicines Agency did not respond, therefore the Company asked from the lawyer to immediately ask for the decision of the renewal. Two months after the filing of no. 3459 / 15.01.2021 letter of the attorney and almost nine months after the no. 627615.06.2020 company application for the renewal and the National Medicines Agency replied by rejecting the renewal request on March 9, 2021 (ref. 62769 / 20-25.02.2021). In addition, document No. 127351-16.12.2021 of EOF to SkyPharm states that after an inspection of EOF at the premises of the company “Doc Pharma”, SkyPharm did not have a wholesale license in force in violation of article 106 par. 1b and par. 1c of the ministerial decision D.YG3a / GP.32221 / 29-4-2019 and issued invoices dated February 26, 2021 and March 8, 2021). The National Medicines Agency has not yet replied to the renewal request.

Order for payment by the court which derived from a fine related to tax audit that concerns financial year 2014. The ruling with no. 483/16.12.2020 was against Cosmofarm SA. The defendant appealed against the decision by the ruling with no.11541/09.03.2021.This appeal was dismissed due to inactive passage of 120 days. Because of this inactive passage, Cosmofarm appealed against Greek tax authorities, no.6704/29.11.2021. There was an obligation of additional tax and fines imposition of 91,652.27€ that Cosmofarm has already paid and claim back through the appeal (financial claim). The trial is pending.

Advisory Agreements

On July 1, 2021, the Company entered into a two-year advisory agreement with a third party (the “Consultant”) for advisory and consulting services related to the Company’s intention to become listed on NASDAQ. Peter Goldstein, a then director of the Company is a principal of the Consultant. As consideration for services rendered, the Company will pay the consultant $4,000 a month until the Company commences trading on NASDAQ. Upon NASDAQ listing, the Company shall pay $10,000 per month, with $4,000 per month paid on a monthly basis and $6,000 per month accrued until such time as the Company raises an aggregate of $10,000,000. In addition, the consultant will receive a $100,000 bonus upon NASDAQ listing and when the Company has raised an aggregate of $10,000,000. Finally, the Company has agreed that the Consultant shall receive a total of 250,000 shares of the Company’s common stock, 50,000 of such shares that have been previously issued pursuant to previous agreements and 200,000 shares to be issued when the Company commences trading on NASDAQ. As of June 30, 2022, 50,000 additional shares have been issued to the Consultant concerning the Company’s listing on Nasdaq.

On July 7, 2021, the Company entered into an agreement with a non-exclusive financial advisor and placement agent. The term of the agreement is a minimum of 45 days and will continue until 5 business days following the date in which a party receives written notice from the other party of termination. As consideration for services rendered, the Company shall pay: a) a cash fee equal to 10% of the gross proceeds of any securities sold in the offering payable at closing of the offering from the gross proceeds of the offering; b) 1% of the gross proceeds of any securities sold in the offering payable at closing of the offering from the gross proceeds of the offering for unaccountable expenses; c) warrants to purchase shares of the Company’s common stock equal to 10% of the number of shares issued in the offering or to be issued thereafter upon conversion of any convertible securities issued in the offering. These warrants will have a 5-year term and an exercise price equal to the price per share of common stock sold in the offering or conversion or exercise price into common stock of any convertible security sold and will have the same provisions, terms, conditions, rights and preferences as the securities sold in the offering; d) a cash fee equal to 10% of the exercise price of all securities constituting warrants, options or other rights to purchase securities sold in the offering payable only upon exercise.

On July 7, 2021, the Company entered into a 6-month agreement with a non-exclusive agent, advisor or underwriter in any offering of securities of the Company. At the closing of any offering the Company will compensate the agent: a) a cash fee or as an underwritten offering an underwriter discount equal to 7% of the aggregate gross proceeds raised in each offering. For all investors referred directly to the Company by the agent, a cash fee or as an underwritten offering an underwriter discount equal to 5% of the aggregate gross proceeds invested by such investors. b) the Company shall issue to the agent or its designees at each closing, warrants to purchase shares of the Company’s common stock equal to 5% of the aggregate number of shares of common stock placed in each offering. c) out of the proceeds of each closing, the Company also agreed to pay the agent up to $35,000 for non-accountable expenses (up to $50,000 for a public offering) along with up to $50,000 for fees and expenses of legal counsel and other out-of-pocket expenses (increase to up to $100,000 for public offerings) plus additional miscellaneous costs. The agent would also have the right of first refusal from the date of the agreement until the 12-month anniversary following consummation of any offerings for total proceeds of at least $3 million raised by investors introduced by the agent.

Research & Development Agreements

On June 26, 2022 the Company signed an R&D agreement with a third party, through which the Company assigns the third party the support of the Research and Development department with the implementation of two projects related to the development of new products and services in the field of health focusing on the human intestinal microbiome. The cost of the project amounts to EUR 820,000 and is allocated to certain phases of the projects. It will be due and payable upon completion of the corresponding phases.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the normal course of business. As of December 31, 2021 and 2020, there were no pending or threatened lawsuits, other than the May Debt Exchange transaction disclosed in Note 8, that could reasonably be expected to have a material effect on the results of the Company’s operations.

Advisory Agreements

On April 18, 2018, SkyPharm S.A. entered into a ten-year Advisory Agreement with Synthesis Management Limited (the “Advisor”). The Advisor was retained to assist SkyPharm to secure corporate finance capital. The Advisor shall be paid €104,000 per year during the ten-year term.

On July 1, 2021, the Company entered into a two-year advisory agreement with a third party (the “Consultant”) for advisory and consulting services related to the Company’s intention to become listed on NASDAQ. Peter Goldstein, a director of the Company is a principal of the Consultant. As consideration for services rendered, the Company will pay the consultant $4,000 a month until the Company commences trading on NASDAQ. Upon NASDAQ listing, the Company shall pay $10,000 per month, with $4,000 per month paid on a monthly basis and $6,000 per month accrued until such time as the Company raises an aggregate of $10,000,000. In addition, the consultant will receive a $100,000 bonus upon NASDAQ listing and when the Company has raised an aggregate of $10,000,000. Finally, the Company has agreed that the Consultant shall receive a total of 250,000 shares of the Company’s common stock, 50,000 of such shares that have been previously issued pursuant to previous agreements and 200,000 shares to be issued when the Company commences trading on NASDAQ.

On July 7, 2021, the Company entered into an agreement with a non-exclusive financial advisor and placement agent. The term of the agreement is a minimum of 45 days and will continue until 5 business days following the date in which a party receives written notice from the other party of termination. As consideration for services rendered, the Company shall pay: a) a cash fee equal to 10% of the gross proceeds of any securities sold in the offering payable at closing of the offering from the gross proceeds of the offering; b) 1% of the gross proceeds of any securities sold in the offering payable at closing of the offering from the gross proceeds of the offering for unaccountable expenses; c) warrants to purchase shares of the Company’s common stock equal to 10% of the number of shares issued in the offering or to be issued thereafter upon conversion of any convertible securities issued in the offering. These warrants will have a 5-year term and an exercise price equal to the price per share of common stock sold in the offering or conversion or exercise price into common stock of any convertible security sold and will have the same provisions, terms, conditions, rights and preferences as the securities sold in the offering; d) a cash fee equal to 10% of the exercise price of all securities constituting warrants, options or other rights to purchase securities sold in the offering payable only upon exercise.

On July 7, 2021, the Company entered into a 6-month agreement with a non-exclusive agent, advisor or underwriter in any offering of securities of the Company. At the closing of any offering the Company will compensate the agent: a) a cash fee or as an underwritten offering an underwriter discount equal to 7% of the aggregate gross proceeds raised in each offering. For all investors referred directly to the Company by the agent, a cash fee or as an underwritten offering an underwriter discount equal to 5% of the aggregate gross proceeds invested by such investors. b) The Company shall issue to the agent or its designees at each closing, warrants to purchase shares of the Company’s common stock equal to 5% of the aggregate number of shares of common stock placed in each offering. c) Out of the proceeds of each closing, the Company also agreed to pay the agent up to $35,000 for non-accountable expenses (up to $50,000 for a public offering) along with up to $50,000 for fees and expenses of legal counsel and other out-of-pocket expenses (increase to up to $100,000 for public offerings) plus additional miscellaneous costs. The agent would also have the right of first refusal from the date of the agreement until the 12-month anniversary following consummation of any offerings for total proceeds of at least $3 million raised by investors introduced by the agent.